(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
September 30, 2001


CMA New York
Municipal Money Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the six-month period ended September 30,2001, CMA New York
Municipal Money Fund paid shareholders a net annualized yield of 2.26%.* As of September 30, 2001, the Fund's 7-day yield was 1.72%.


Economic Environment
During the majority of the six-month period ended September 30, 2001, the New York State economy showed minimal growth in retail sales and manufacturing sectors, although housing and real estate markets remained robust. The declining US stock market had slightly eroded consumer confidence and spending expectations for the holiday season had been revised slightly downward. However, all estimates on future growth were rendered inadequate after the terrorist attacks of September 11, 2001. Job losses in the New York City area are expected to exceed 100,000 in the fourth quarter of 2001 in the aftermath of the attacks, impacting consumer confidence locally as well as nationally. Emergency relief from the Federal Government will eventually clean up the disaster and assist in rebuilding, which should spur construction and job growth in the years ahead, without hurting New York City's fiscal standing. However, the upcoming economic quarters will most likely be difficult as tourism and retail sales suffer.


Investment Strategy
During the six-month period ended September 30, 2001, new issuance of short-term New York debt totaled $4.1 billion, a slight decrease from the previous six-month period. Net assets as of September 30, 2001 stood at approximately $2.5 billion, a decrease of approximately 1.3% from the previous six-month period. As we discussed in our last letter to shareholders, we lowered our average maturity as we approached tax season to take advantage of higher variable rate demand note rates and, in an effort to extend the Fund's average maturity, we purchased fixed-rate notes in June and July during New York note issuance season. This stance enhanced performance, as we were able to extend the Fund's maturity into the 60-day range. The Federal Reserve Board continued to lower interest rates by 100 basis points (1.00%) to stimulate growth and, after the September 11 attacks, increased monetary easing to offset any possible liquidity problems and to mute any effects on the markets. The Federal Reserve Board had already lowered the Federal Funds rate 150 basis points during the period, which caused tax-exempt money market rates to drop further. During the coming months, we look to maintain the Fund's average maturity in the range of 60 days - 70 days with the expectation that tax-exempt money market rates will remain low as the Federal Reserve Board monitors the ongoing effects of September 11 on the health of the economy and investors.

We continue to work very diligently to maintain the highest quality portfolio possible. Diversity and credit quality remain paramount to the Fund, and we will continue to closely monitor the ever-changing marketplace.


In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



November 1, 2001



The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11TH


A Perspective from Bob Doll, President & Chief Investment Officer of Merrill Lynch Investment Managers, L.P.


For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans - across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics - economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.



CMA NEW YORK MUNICIPAL MONEY FUND
PROXY RESULTS


During the six-month period ended September 30, 2001, CMA New York Municipal Money Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on September 20, 2001 except for Proposal 4, which was adjourned until the next shareholder meeting on October 18, 2001. The description of each proposal and number of shares voted are as follows:

                                                                        Shares Voted     Shares Withheld
                                                                            For            From Voting
1. To elect the Fund's Board of Trustees:    Terry K. Glenn            2,364.613,818        50,952,073
                                             Ronald W. Forbes          2,365,113,547        50,452,344
                                             Cynthia A. Montgomery     2,365,289,963        50,275,928
                                             Charles C. Reilly         2,364,522,275        51,043,616
                                             Kevin A. Ryan             2,365,536,792        50,029,099
                                             Roscoe S. Suddarth        2,364,050,287        51,515,604
                                             Richard R. West           2,365,281,282        50,284,609
                                             Edward D. Zinbarg         2,364,912,789        50,653,102

                                                                        Shares Voted       Shares Voted   Shares Voted
                                                                            For              Against        Abstain
2. To approve to convert the Fund to a "master/feeder" structure.      2,294,545,711        96,333,207     24,686,973
3. To approve to divide the Fund's shares into additional classes.     2,294,088,822       101,166,135     20,310,934
4. To change the Fund's investment restrictions.                         Adjourned          Adjourned      Adjourned


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001                                                             (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York--    $    943    Albany, New York, Housing Authority, Private Act Revenue Bonds
100.2%                    (Historic Bleeker Terrace), FLOATS, 4.60% due 3/01/2015 (f)                             $     943
                 2,500    Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                          VRDN, 2.35% due 12/29/2010 (f)                                                              2,500
                   525    Auburn, New York, City School District, GO, 4.25% due 6/15/2002 (d)                           530
                 6,330    Auburn, New York, GO, BAN, Series A, 3% due 6/14/2002                                       6,339
                 9,000    Bath, New York, Central School District, GO, BAN, 3.50% due 4/17/2002                       9,021
                 5,000    Board Cooperative, Educational Services of New York, First Supervisory
                          District, RAN, 3.125% due 6/28/2002                                                         5,014
                 4,135    Carthage, New York, Central School District, GO, RAN, 3.125% due 6/28/2002                  4,146
                 3,000    Cattaraugus County, New York, Development Agency, IDR (Gowanda Electronics
                          Corporation), VRDN, AMT, Series A, 2.50% due 9/01/2021 (f)                                  3,000
                   850    Chautauqua Lake, New York, Central School District, GO, 3.75% due 6/15/2002 (b)               856
                13,188    Chenango Valley, New York, Central School District, GO, BAN, 3% due 6/28/2002              13,228
                          Clarence, New York, Central School District, GO:
                   925       4.375% due 6/01/2002 (d)                                                                   934
                 2,633       BAN, 3.125% due 7/12/2002                                                                2,640
                 3,810    Clay, New York, GO, BAN, 3% due 8/30/2002                                                   3,825
                 1,400    Clyde-Savannah, New York, Central School District, GO, RAN, 3.125% due 6/21/2002            1,403
                 1,900    Dover, New York, Union Free School District, GO, RAN, 3% due 6/28/2002                      1,906
                 7,995    Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 2.18% due 8/01/2003 (f)        7,995
                29,700    Eagle Tax-Exempt Trust, New York State Electric and Gas, VRDN, Series 943202,
                          2.18% due 4/01/2034 (f)                                                                    29,700
                29,700    Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series 943201,
                          2.18% due 4/01/2034 (f)                                                                    29,700
                          Eagle Tax-Exempt Trust, New York, VRDN (f):
                10,145       Series 2001-323, 2.18% due 4/01/2015                                                    10,145
                24,500       Series 983201, 2.18% due 4/01/2017                                                      24,500
                 5,200    Eagle Tax-Exempt Trust, Triborough Bridge and Tunnel Authority, VRDN, Series 96C,
                          2.18% due 1/01/2005 (f)                                                                     5,200
                 6,000    East Hampton, New York, Union Free School District, TAN, 3.25% due 6/27/2002                6,029
                          East Islip, New York, Union Free School District, GO:
                12,825       BAN, 3% due 6/28/2002                                                                   12,862
                18,000       TAN, 3% due 6/28/2002                                                                   18,052
                10,000    East Meadow, New York, Union Free School District, GO, BAN, 3% due 8/23/2002               10,038
                 6,806    Elma Marilla, New York, Iroquois Central School District, GO, BAN, 4.50%
                          due 12/14/2001                                                                              6,809
                   500    Elmira City, New York, School District, GO, Refunding, 4% due 6/15/2002 (d)                   504
                 1,775    Erie County, New York, IDA, Civic Facility Revenue Bonds (Claddagh Commission Inc.
                          Project), VRDN, 2.35% due 12/01/2015 (f)                                                    1,775


Portfolio Abbreviations for CMA New York Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MSTR     Municipal Securities Trust Receipts
PCR      Pollution Control Revenue Bonds
RAN      Revenue Anticipation Notes
TAN      Tax Anticipation Notes
TECP     Tax-Exempt Commercial Paper
VRDN     Variable Rate Demand Notes


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York                  Fonda-Fultonville, New York, Central School District, GO:
(continued)   $    350       4.625% due 6/15/2002 (d)                                                             $     354
                11,900       BAN, 3.75% due 4/12/2002                                                                11,943
                 4,325    Grand Central, New York, Business Improvement District, Capital Improvement,
                          Special Assessment Bonds (New York District Management Association, Inc.),
                          6.50% due 1/01/2002 (h)                                                                     4,437
                12,000    Greenlawn, New York, Harborfields Central School District, TAN, 3.125%
                          due 6/27/2002                                                                              12,046
                          Guilderland, New York, Central School District, GO:
                 2,268       Refunding, BAN, 3% due 7/05/2002                                                         2,274
                 2,500       TAN, 2.75% due 11/02/2001                                                                2,501
                   217    Hadley-Luzerne, New York, Central School District, GO, 4% due 6/15/2002 (b)                   219
                   329    Harrison, New York, Central School District, GO, 3.50% due 5/15/2002                          330
                   300    Haverstraw Stony Point, New York, Central School District, GO, Refunding,
                          6% due 6/15/2002 (b)                                                                          307
                 1,130    Hempstead Town, New York, GO, Refunding, Series A, 5% due 12/15/2001                        1,133
                   402    Herkimer, New York, Central School District, GO, 4.50% due 6/15/2002 (d)                      406
                 5,000    Herricks, New York, Union Free School District, TAN, 3% due 6/27/2002                       5,013
                 5,000    Hilton, New York, Central School District, GO, RAN, 3% due 10/12/2001                       5,001
                 3,000    Holbrook, New York, Sachem Central School District, GO, TAN, 3.125% due 6/27/2002           3,009
                10,000    Huntington, New York, Union Free School District, GO, TAN, 3.125% due 6/27/2002            10,035
                16,000    Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project), VRDN,
                          AMT, 2.30% due 12/01/2029 (f)                                                              16,000
                 5,722    Ithaca City, New York, GO, BAN, 3.125% due 8/09/2002                                        5,747
                 6,000    Johnson City, New York, GO, BAN, 3.125% due 5/31/2002                                       6,019
                10,000    Katonah-Lewisboro, New York, Union Free School District, GO, TAN, 2.875%
                          due 10/12/2001                                                                             10,001
                13,500    Lawrence, New York, Union Free School District, GO, TAN, 3.125% due 6/27/2002              13,548
                 5,000    Levittown, New York, Union Free School District, GO, TAN, 3% due 6/19/2002                  5,011
                10,000    Lewiston-Porter, New York, Central School District, GO, BAN, 3% due 6/18/2002              10,018
                          Lindenhurst, New York, Union Free School District, GO, TAN:
                 2,000       3.125% due 6/27/2002                                                                     2,007
                 4,000       3.25% due 6/27/2002                                                                      4,016
                          Liverpool, New York, Central School District, GO:
                 8,900       RAN, 3.125% due 7/12/2002                                                                8,925
                 1,963       Refunding, BAN, 3.125% due 7/12/2002                                                     1,969
                 4,127    Livingston County, New York, GO, BAN, 3.125% due 8/15/2002                                  4,143
                          Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN (f):
                23,200       Sub-Series 3A, 2.05% due 5/01/2033                                                      23,200
                11,300       Sub-Series 7-B, 2.05% due 4/01/2025 (e)                                                 11,300
                          Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                          FLOATS (f):
                12,883       Series 339, 2.11% due 12/01/2026 (e)                                                    12,883
                 2,300       Series 460, 2.11% due 12/01/2022 (d)                                                     2,300
                          Metropolitan Transportation Authority, New York, Transit Facilities
                          Revenue Bonds, CP:
                17,500       2.40% due 10/22/2001                                                                    17,500
                26,800       Series 1, 2.15% due 10/09/2001                                                          26,800
                10,000       Series 1, 2.05% due 12/11/2001                                                          10,000
                          Metropolitan Transportation Authority, New York, Transit Facility,
                          Special Obligation BAN, TECP, Series 98-A:
                26,500       2.20% due 10/05/2001                                                                    26,500
                31,000       2.25% due 10/31/2001                                                                    31,000


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York                  Metropolitan Transportation Authority, New York, Transit Facilities,
(continued)               Special Obligation Bonds, CP:
              $ 14,000       Series 98-1, 2.20% due 12/05/2001                                                    $  14,000
                41,000       Series 98-1, 2% due 12/10/2001                                                          41,000
                15,000       Series 98-1, 2.10% due 12/19/2001                                                       15,000
                          Mexico, New York, Central School District, GO:
                   380       4.125% due 6/15/2002                                                                       383
                 4,100       RAN, 3% due 6/28/2002                                                                    4,108
                 9,500    Miller Place, New York, Union Free School District, GO, TAN, 3.125% due 6/28/2002           9,531
                10,000    Monroe County, New York, GO, RAN, 2.75% due 4/15/2002                                      10,037
                 2,175    Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                          2.50% due 1/01/2012 (f)                                                                     2,175
                20,000    Monroe County, New York, Public Improvement, GO, BAN, 3% due 3/15/2002                     20,041
                 3,500    Montauk, New York, Union Free School District, GO, TAN, 3.125% due 6/27/2002                3,514
                   926    Montgomery, New York, Valley Central School District, GO, Refunding,
                          4.50% due 6/15/2002 (b)                                                                       937
                   340    Mount Morris, New York, Central School District, GO, Refunding, 4.60%
                          due 6/15/2002 (b)                                                                             344
                   400    Municipal Assistance Corp. for the City of New York, Revenue Refunding Bonds,
                          Series G, 5% due 7/01/2002                                                                    407
                   391    New Lebanon, New York, Central School District, GO, Refunding, 4.30%
                          due 6/15/2002 (b)                                                                             395
                36,300    New York City, City Municipal Water Finance Authority, CP, Series 1, 2.65%
                          due 11/07/2001                                                                             36,300
                14,240    New York City, New York, City Health and Hospital Corporation, Health System
                          Revenue Bonds, VRDN, Series A, 2.10% due 2/15/2026 (f)                                     14,240
                          New York City, New York, City Housing Development Corporation, M/F Rental
                          Housing Revenue Bonds, VRDN (f):
                 7,900       (Monterey), Series A, 2.05% due 11/15/2019 (c)                                           7,900
                60,600       (One Columbus Place Development), AMT, Series A, 2.05% due 11/15/2028 (c)               60,600
                13,200       (Tribeca Towers), AMT, Series A, 2.10% due 11/15/2019 (c)                               13,200
                40,400       (West 43rd Street Development), AMT, Series A, 2.05% due 4/15/2029 (c)                  40,400
                19,200       (West 43rd Street Development), AMT, Series A, 2.05% due 6/15/2029                      19,200
                34,700       (West 89th Street Development), AMT, Series A, 2.10% due 11/15/2029                     34,700
                30,700    New York City, New York, City Housing Development Corporation, Residential
                          Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 2.55% due 1/01/2023 (f)         30,700
                          New York City, New York, City Municipal Water Finance Authority, CP:
                24,000       2.60% due 10/04/2001                                                                    24,000
                16,000       2.35% due 10/18/2001                                                                    16,000
                23,000    New York City, New York, City Municipal Water Finance Authority Revenue
                          Bonds, CP, Series 5, 2.35% due 10/04/2001                                                  23,000
                          New York City, New York, City Municipal Water Finance Authority, Water and
                          Sewer System Revenue Bonds:
                14,000       CP, 2.60% due 10/04/2001                                                                14,000
                16,600       CP, 2.65% due 10/04/2001                                                                16,600
                 3,250       FLOATS, Series 492, 2.13% due 6/15/2029 (d)(f)                                           3,250
                49,100       MSTR, VRDN, SGB-25, 2.18% due 6/15/2023 (e)(f)                                          49,100
                52,500       MSTR, VRDN, SGB-26, 2.18% due 6/15/2029 (e)(f)                                          52,500
                 2,900       VRDN, Series C, 2.55% due 6/15/2022 (b)(f)                                               2,900
                51,530    New York City, New York, City Municipal Water Finance Authority, Water and
                          Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27,
                          2.18% due 6/15/2024 (d)(f)                                                                 51,530


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York                  New York City, New York, City Municipal Water Revenue Bonds, CP:
(continued)   $ 11,200       Series 4, 2.35% due 10/04/2001                                                       $  11,200
                15,000       Sub-Series 3, 2.25% due 10/04/2001                                                      15,000
                          New York City, New York, City Transitional Finance Authority Revenue Bonds,
                          Future Tax Secured, VRDN (f):
                19,155       Series A, 2.15% due 2/15/2030                                                           19,155
                 3,370       Series A-1, 2.15% due 11/15/2022                                                         3,370
                34,905       Series A-1, 2.15% due 11/15/2026                                                        34,905
                13,890       Series A-1, 2.15% due 11/15/2028                                                        13,890
                 1,300       Series B, 2.50% due 2/01/2031                                                            1,300
                14,120       Series C, 2.65% due 5/01/2028                                                           14,120
                 1,200       Sub-Series B-2, 2.65% due 11/01/2026                                                     1,200
                 3,000    New York City, New York, City Transitional Finance Authority Revenue Bonds,
                          VRDN, Sub-Series B-3, 2.15% due 11/01/2028 (f)                                              3,000
                25,000    New York City, New York, City Transitional Finance Authority, Special Tax
                          Revenue Refunding Bonds, VRDN, Series C, 2.15% due 2/01/2032 (f)                           25,000
                          New York City, New York, City Trust Cultural Resource Revenue Bonds (a)(f):
                 3,865       FLOATS, Series 162, 2.13% due 7/01/2029                                                  3,865
                 3,500       MSTR, VRDN, Series SGA-91, 2.65% due 7/01/2009                                           3,500
                          New York City, New York, GO, CP, Series H-5 1994:
                 9,500       2.30% due 10/09/2001                                                                     9,500
                 5,500       2.35% due 11/14/2001                                                                     5,500
                 5,000    New York City, New York, GO, MSTR, VRDN, SGB-36, 2.15% due 6/01/2022 (a)(f)                 5,000
                          New York City, New York, GO, Refunding:
                 4,000       Series A, 6.10% due 8/01/2002                                                            4,127
                   471       Series E, 5.30% due 2/15/2002 (g)                                                          477
                 5,325       VRDN, Series H, Sub-Series H-4, 2.10% due 8/01/2014 (a)(f)                               5,325
                29,100       VRDN, Series H, Sub-Series H-4, 2.10% due 8/01/2015 (a)(f)                              29,100
                19,100       VRDN, Series H, Sub-Series H-6, 2.25% due 8/01/2012 (e)(f)                              19,100
                 4,600       VRDN, Sub-Series E-4, 2.60% due 8/01/2021 (f)                                            4,600
                 8,900       VRDN, Sub-Series E-4, 2.60% due 8/01/2022 (f)                                            8,900
                 1,000    New York City, New York, GO, Series H, 7% due 2/01/2002 (h)                                 1,046
                          New York City, New York, GO, VRDN (f):
                   700       Series B, Sub-Series B-5, 2.65% due 8/15/2022 (e)                                          700
                 1,400       Series C, 2.70% due 10/01/2023                                                           1,400
                 5,160       Series F-4, 2.05% due 2/15/2020                                                          5,160
                   200       Sub-Series B-3, 2.70% due 8/15/2018                                                        200
                 9,380    New York City, New York, IDA, Civic Facility Revenue Bonds (Heart Share
                          Human Services), VRDN, Series A, 2.06% due 7/01/2021 (f)                                    9,380
                10,000    New York City, New York, Jay Street Development Corporation, Court Facility, Lease
                          Revenue Bonds (Jay Street Project), VRDN, Series A-1, 2.05% due 5/01/2022 (f)              10,000
                 2,000    New York City, New York, Municipal Water Finance Authority, CP, Series 3,
                          2.70% due 10/04/2001                                                                        2,000
                21,193    New York State Commander of General Services Revenue Bonds (People of the
                          State of New York), VRDN, 2.23% due 9/01/2021 (f)                                          21,193
                 2,185    New York State Dormitory Authority, Lease Revenue Bonds, FLOATS, Series 493,
                          2.13% due 1/15/2029 (e)(f)                                                                  2,185
                          New York State Dormitory Authority Revenue Bonds (Memorial Sloan-Kettering),
                          VRDN (f):
                 4,800       2.10% due 7/01/2026                                                                      4,800
                13,250       Series C, 2.10% due 7/01/2019                                                           13,250
                 2,700       Series D, 2.10% due 7/01/2019                                                            2,700


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York                  New York State Dormitory Authority, Revenue Refunding Bonds
(continued)               (Memorial Sloan-Kettering), VRDN (f):
              $ 28,730       Series A, 2.60% due 7/01/2019                                                        $  28,730
                14,100       Series B, 2.60% due 7/01/2019                                                           14,100
                 2,265    New York State Dormitory Authority, Secured Hospital Revenue Refunding
                          Bonds (Bronx/Lebanon Hospital Center), Series E, 5% due 2/15/2002                           2,284
                 3,000    New York State Dormitory Authority, Service Contract Revenue Bonds,
                          Series A, 4.50% due 4/01/2002                                                               3,027
                 6,880    New York State Energy Research and Development Authority, Electric
                          Facilities Revenue Bonds (Long Island Lighting Company), VRDN, AMT,
                          Series A, 2.15% due 12/01/2027 (f)                                                          6,880
                12,000    New York State Energy Research and Development Authority, Facilities
                          Revenue Refunding Bonds (Consolidated Edison Company), VRDN, AMT,
                          Sub-Series A-3, 2.15% due 6/01/2036 (f)                                                    12,000
                          New York State Energy Research and Development Authority, PCR,
                          (Niagara Mohawk Power Corporation Project), VRDN, AMT (f):
                33,900       2.65% due 12/01/2023                                                                    33,900
                25,200       Series A, 2.60% due 12/01/2026                                                          25,200
                33,400       Series B, 2.65% due 7/01/2027                                                           33,400
                          New York State Energy Research and Development Authority, PCR,
                          Refunding, VRDN (f):
                 1,800       (New York State Electric and Gas), Series B, 2.60% due 2/01/2029                         1,800
                12,800       (Niagara Mohawk Power Corporation), Series B, 2.55% due 12/01/2025                      12,800
                14,200       (Niagara Mohawk Power Corporation), Series C, 2.55% due 12/01/2025                      14,200
                27,600    New York State Environmental Facilities Corporation Revenue Bonds
                          (Equity Huntington Project), VRDN, AMT, 2.65% due 11/01/2014 (f)                           27,600
                          New York State Environmental Facilities Revenue Bonds (General Electric), CP:
                56,400       2.45% due 11/06/2001                                                                    56,400
                29,000       Series 97, 2.45% due 11/06/2001                                                         29,000
                          New York State Environmental Quality, GO:
                22,600       CP, Series 97-A, 2.30% due 10/01/2001                                                   22,600
                37,100       CP, Series 97-A, 2.25% due 10/09/2001                                                   37,100
                 7,200       Series G, 4.30% due 10/04/2001                                                           7,200
                 1,800    New York State, GO, Refunding, 7.50% due 11/15/2001                                         1,810
                          New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (f):
                 4,600       (66 West 38th Street), 2.30% due 11/01/2033                                              4,600
                25,000       (1501 Lexington Avenue), 2.15% due 11/01/2032                                           25,000
                 2,000       (East 84th Street), 2.10% due 11/01/2028                                                 2,000
                12,000       (Gethsemane Apartments), 2.10% due 5/15/2033                                            12,000
                 5,000       (Saxony Housing), 2.05% due 5/15/2030                                                    5,000
                 1,000       (Talleyrand Crescent Housing), 1.95% due 11/01/2028                                      1,000
                10,300       (Tribeca), 2.10% due 11/15/2029 (c)                                                     10,300
                32,600       (Tribeca Pointe LLC), 2.10% due 5/15/2029 (c)                                           32,600
                10,000       (Victory Housing), 2.10% due 11/01/2033                                                 10,000
                 9,600       (Webster Avenue Housing), 2.30% due 11/01/2033                                           9,600
                10,000       (Worth Street Housing), 2.10% due 11/01/2033                                            10,000
                12,800    New York State Local Assistance Corporation Revenue Bonds, VRDN,
                          Series A, 2% due 4/01/2022 (f)                                                             12,800
                 4,200    New York State Local Government Assistance Corporation, Revenue Refunding
                          Bonds, MSTR, VRDN, Series SGA-59, 2.65% due 4/01/2019 (f)                                   4,200
                          New York State Local Government Assistance Corporation, VRDN (f):
                17,680       Series C, 2.05% due 4/01/2025                                                           17,680
                15,800       Series E, 2.05% due 4/01/2025                                                           15,800
                18,500       Series F, 2% due 4/01/2025                                                              18,500
                 2,900       Series G, 2.25% due 4/01/2025                                                            2,900


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONTINUED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York      $  2,870    New York State Power Authority, Revenue and General Purpose Refunding
(continued)               Bonds, Series Z, 6.50% due 1/01/2002 (h)                                                $   2,951
                          New York State Power Authority Revenue Bonds:
                22,807       CP, 2.40% due 2/08/2002                                                                 22,807
                19,562       CP, 2.45% due 2/08/2002                                                                 19,562
                10,000       TECP, 2.55% due 1/17/2002                                                               10,000
                10,000       VRDN, Sub-Series 5, 2.05% due 11/15/2011 (f)                                            10,000
                          New York State Thruway Authority, General Revenue Bonds, CP:
                10,000       2.60% due 10/11/2001                                                                    10,000
                10,000       2.55% due 11/08/2001                                                                    10,000
                10,945    New York State Thruway Authority Revenue Bonds, VRDN, 2.55% due 1/01/2024 (b)(f)           10,945
                   271    Niagara-Wheatfield, New York, Central School District, GO, 4.30% due 6/15/2002 (b)            273
                          North Babylon, New York, Union Free School District, GO, TAN:
                 2,000       3% due 6/27/2002                                                                         2,012
                 5,000       3.25% due 6/27/2002                                                                      5,021
                          North Hempstead, New York, BAN:
                 3,522       3.25% due 2/14/2002                                                                      3,538
                 8,250       GO, 3% due 2/14/2002                                                                     8,260
                 5,000       GO, 3.125% due 2/14/2002                                                                 5,008
                   212    North Hempstead, New York, Various Purpose, GO, Refunding, 4.25% due 5/15/2002 (e)            214
                   685    Northern Adirondack, New York, Ellenburg Central School District, GO,
                          Refunding, 4% due 6/15/2002 (b)                                                               691
                 3,765    Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                          Inc. Project), VRDN, Series A, 2.35% due 6/01/2024 (f)                                      3,765
                 8,100    Plainedge, New York, Union Free School District, GO, BAN, 3.125% due 8/21/2002              8,137
                 4,362    Plattsburgh, New York, City School District, GO, BAN, 3.125% due 6/17/2002                  4,378
                12,000    Port Authority of New York and New Jersey, CP, 2.45% due 1/14/2002                         12,000
                          Port Authority of New York and New Jersey, Special Obligation Revenue
                          Refunding Bonds (Versatile Structure Obligation), VRDN (f):
                33,000       AMT, Series 1R, 2.65% due 8/01/2028                                                     33,000
                 8,600       AMT, Series 4, 2.80% due 4/01/2024                                                       8,600
                16,900       AMT, Series 6, 2.80% due 12/01/2017                                                     16,900
                 4,300       Series 3, 2.60% due 6/01/2020                                                            4,300
                 7,600       Series 5, 2.60% due 8/01/2024                                                            7,600
                 4,500    Putnam County, New York, IDA, Revenue Bonds (Dynacept Corporation Project),
                          VRDN, AMT, 2.30% due 1/01/2021 (f)                                                          4,500
                 4,100    Randolph, New York, Central School District, GO, BAN, 3.125% due 8/21/2002                  4,117
                 4,000    Sarotoga Springs, New York, City School District, GO, TAN, 2.875% due 6/28/2002             4,011
                 3,884    Schenectady, New York, GO, BAN, Series A, 3.50% due 5/30/2002                               3,898
                   231    Sherrill, New York, City School District, GO, 4.50% due 6/15/2002 (d)                         234
                 1,400    Shrub Oak, New York, Lakeland Central School District, GO, Refunding, BAN,
                          Series B, 4.75% due 11/21/2001                                                              1,401
                 9,900    Sidney, New York, Central School District, GO, BAN, 3.25% due 12/09/2001                    9,912
                 5,000    Skaneateles, New York, Central School District, GO, Refunding, BAN,
                          3% due 6/19/2002                                                                            5,008
                 1,000    Smithtown, New York, GO, Public Improvement, 4% due 6/15/2002 (d)                           1,008
                14,000    South Country, New York, Brookhaven Central School District, GO, TAN,
                          3% due 6/25/2002                                                                           14,040


CMA NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2001 (CONCLUDED)                                                 (IN THOUSANDS)
                  Face
State            Amount                                     Issue                                                   Value
New York      $  3,500    South Huntington, New York, Union Free School District, GO, TAN, 3% due 6/28/2002       $   3,509
(concluded)     24,000    Suffolk County, New York, Longwood Central School District, GO, TAN,
                          3.125% due 6/28/2002                                                                       24,074
                 5,000    Suffolk County, New York, Water Authority Revenue Bonds, VRDN, BAN,
                          2.35% due 5/01/2005 (a)(f)                                                                  5,000
                   425    Tioga, New York, Central School District, GO, 6% due 6/15/2002 (b)                            434
                32,000    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                          Bonds, BAN, Series A-1, 5% due 1/17/2002                                                   32,197
                 9,075    Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                          Refunding Bonds, VRDN, Series C, 2.05% due 1/01/2013 (a)(f)                                 9,075
                          Triborough Bridge and Tunnel Authority, New York, Special Obligation
                          Revenue Refunding Bonds, VRDN (d)(f):
                25,000       Series A, 2.05% due 1/01/2031                                                           25,000
                 3,200       Series C, 2.25% due 1/01/2031                                                            3,200
                10,000       Series D, 2.25% due 1/01/2031                                                           10,000
                   675    Trumansburg, New York, Central School District, GO, Refunding, 4% due 6/15/2002 (d)           680
                 5,790    Union Endicott, New York, Central School District, GO, BAN, 3.25% due 1/17/2002             5,793
                   375    Vestal, New York, Central School District, GO, 4% due 6/15/2002 (b)                           378
                10,000    Waterloo, New York, Central School District, GO, BAN, 4.50% due 12/20/2001                 10,003
                 4,300    Watertown, New York, City School District, GO, RAN, 3.125% due 6/28/2002                    4,315
                   225    Watkins Glen, New York, Central School District, GO, Refunding, 4.50%
                          due 6/15/2002 (b)                                                                             227
                 9,975    Weedsport, New York, Central School District, GO, Refunding, BAN, 3% due 6/20/2002          9,994
                 8,500    West Irondequoit, New York, Central School District, GO, BAN, 3% due 7/12/2002              8,526
                10,000    West Islip, New York, Union Free School District, GO, TAN, 3.125% due 6/27/2002            10,035
                   500    Westchester County, New York, GO, Series D, 4.625% due 11/15/2001                             500
                 2,600    Wheatland Chili, New York, Central School District, GO, Refunding, BAN,
                          3% due 6/27/2002                                                                            2,606
                 4,700    Whitney Point, New York, Central School District, GO, RAN, 3.125% due 6/28/2002             4,716
                 4,000    Yates County, New York, GO, BAN, 3% due 4/11/2002                                           4,009
                   770    Yorkshire Pioneer, New York, Central School District, GO, 4% due 6/15/2002 (e)                776

                          Total Investments (Cost--$2,481,778*)--100.2%                                           2,481,778
                          Liabilities in Excess of Other Assets--(0.2%)                                             (4,808)
                                                                                                                 ----------
                          Net Assets--100.0%                                                                     $2,476,970
                                                                                                                 ==========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2001.
(g)Escrowed to maturity.
(h)Prerefunded.
*Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2001
Assets:
Investments, at value (identified cost--$2,481,778,091)                                                     $ 2,481,778,091
Cash                                                                                                                553,788
Interest receivable                                                                                              11,869,417
Prepaid registration fees and other assets                                                                           28,908
                                                                                                            ---------------
Total assets                                                                                                  2,494,230,204
                                                                                                            ---------------

Liabilities:
Payables:
   Securities purchased                                                                 $    15,615,839
   Investment adviser                                                                           784,576
   Distributor                                                                                  572,813
   Beneficial interest redeemed                                                                   4,195
   Dividends to shareholders                                                                      1,114          16,978,537
                                                                                        ---------------
Accrued expenses and other liabilities                                                                              281,840
                                                                                                            ---------------
Total liabilities                                                                                                17,260,377
                                                                                                            ---------------
Net Assets                                                                                                  $ 2,476,969,827
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                        $   247,779,712
Paid-in capital in excess of par                                                                              2,229,826,102
Accumulated realized capital losses--net                                                                          (635,987)
                                                                                                            ---------------
Net Assets--Equivalent to $1.00 per share based on 2,477,797,120 shares of
beneficial interest outstanding                                                                             $ 2,476,969,827
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001
Investment Income:
Interest and amortization of premium and discount earned                                                    $    35,345,920

Expenses:
Investment advisory fees                                                                $     5,036,860
Distribution fees                                                                             1,530,453
Accounting services                                                                             174,085
Transfer agent fees                                                                             116,808
Custodian fees                                                                                   58,758
Professional fees                                                                                32,623
Registration fees                                                                                29,906
Printing and shareholder reports                                                                 23,136
Pricing fees                                                                                     14,656
Trustees' fees and expenses                                                                       8,300
Other                                                                                            13,943
                                                                                        ---------------
Total expenses                                                                                                    7,039,528
                                                                                                            ---------------
Investment income--net                                                                                           28,306,392
Realized Gain on Investments--Net                                                                                     1,374
                                                                                                            ---------------
Net Increase in Net Assets Resulting from Operations                                                        $    28,307,766
                                                                                                            ===============

See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         For the Six            For the
                                                                                         Months Ended          Year Ended
                                                                                        September 30,          March 31,
Increase (Decrease) in Net Assets:                                                           2001                 2001
Operations:
Investment income--net                                                                  $    28,306,392     $    75,404,541
Realized gain (loss) on investments--net                                                          1,374            (26,958)
                                                                                        ---------------     ---------------
Net increase in net assets resulting from operations                                         28,307,766          75,377,583
                                                                                        ---------------     ---------------

Dividends to Shareholders:
Dividends to shareholders from investment income--net                                      (28,306,392)        (75,404,541)
                                                                                        ---------------     ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                          3,478,645,680       8,175,269,609
Value of shares issued to shareholders in reinvestment of dividends                          28,305,429          75,405,393
                                                                                        ---------------     ---------------
                                                                                          3,506,951,109       8,250,675,002
Cost of shares redeemed                                                                 (3,553,306,761)     (7,904,506,853)
                                                                                        ---------------     ---------------
Net increase (decrease) in net assets derived from beneficial interest transactions        (46,355,652)         346,168,149
                                                                                        ---------------     ---------------

Net Assets:
Total increase (decrease) in net assets                                                    (46,354,278)         346,141,191
Beginning of period                                                                       2,523,324,105       2,177,182,914
                                                                                        ---------------     ---------------
End of period                                                                           $ 2,476,969,827     $ 2,523,324,105
                                                                                        ===============     ===============



See Notes to Financial Statements.


CMA NEW YORK MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios
have been derived from information
provided in the financial statements.                      For the Six
                                                          Months Ended               For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                   Sept. 30, 2001      2001         2000         1999          1998
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
Investment income--net                                              .01          .03          .03          .03          .03
Realized gain (loss) on investments--net                           --++         --++         --++         --++         --++
                                                             ----------   ----------   ----------   ----------   ----------
Total from investment operations                                    .01          .03          .03          .03          .03
                                                             ----------   ----------   ----------   ----------   ----------
Less dividends from investment income--net                        (.01)        (.03)        (.03)        (.03)        (.03)
                                                             ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                               $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return                                          2.26%*        3.49%        2.86%        2.79%        3.09%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                          .57%*         .58%         .58%         .61%         .61%
                                                             ==========   ==========   ==========   ==========   ==========
Investment income--net                                           2.31%*        3.42%        2.83%        2.74%        3.04%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                     $2,476,970   $2,523,324   $2,177,183   $1,826,720   $1,556,021
                                                             ==========   ==========   ==========   ==========   ==========
*Annualized.
++Amount is less than $.01 per share.

See Notes to Financial Statements.



CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.


CMA NEW YORK MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended September 30, 2001, the Fund reimbursed FAM $14,103 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
At March 31, 2001, the Fund had a net capital loss carryforward of approximately $637,000, of which $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004, $11,000 expires in 2006 and $27,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains. Expired capital loss carryforward in the amount of $110,786 was reclassified to paid-in capital in excess of par.


CMA NEW YORK MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES


Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Phillip S. Gillespie--Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*


*For inquiries regarding your CMA account, call (800) CMA-INFO
[(800) 262-4636].